Financial Instruments (Details 5) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 12,938	₪ 11,819
Fair value	13,696	12,310
Unlinked [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	4,436	2,947
Fair value	₪ 4,693	3,089
Fair value weighted average discount rate	2.63%
Issued to the public (CPI linked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 4,088	3,473
Fair value	₪ 4,338	3,656
Fair value weighted average discount rate	0.52%
Issued to the public (Unlinked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 4,097	4,166
Fair value	₪ 4,322	4,246
Fair value weighted average discount rate	2.35%
Issued to institutional investors (CPI linked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 15	830
Fair value	₪ 17	879
Fair value weighted average discount rate	0.73%
Issued to institutional investors (unlinked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 302	403
Fair value	₪ 326	₪ 440
Fair value weighted average discount rate	1.62%